Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of components of cash
The following is a table summarizing the components of our cash and cash equivalents as of December 31, 2025 and 2024:

	At December 31,
In thousands of U.S. dollars	2025	2024
Cash at banks	$750,696	$331,013
Cash on vessels	1,259	1,567
	$751,955	$332,580